Lease Liabilities - Summary of Undiscounted Cash Flows For Operating Leases (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 18,380,966
2022	18,075,153
2023	17,224,588
2024	16,355,082
2025	15,659,482
Thereafter	137,590,224
Total minimum lease payments	223,285,495
Less: Amount of lease payments representing interest	(90,986,183)
Present value of future minimum lease payments	132,299,312	$ 129,049,990	$ 98,912,687
Less: Current portion of operating lease liabilities	(9,345,656)	(9,276,298)
Non-current portion of operating lease liabilities	$ 122,953,656	$ 119,773,692